Withholding Taxes Receivable	6 Months Ended
Jun. 30, 2022
Disclosure Of Acquired Receivables Text Block Abstract
WITHHOLDING TAXES RECEIVABLE
7.	WITHHOLDING TAXES RECEIVABLE

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Balance at January 1,	$3,531,953	$4,225,039
Addition	381,966	826,634
Collection	(1,045,061)	(648,025)
Write off/ Allowance for uncollectible	(263,340)	(190,038)
Exchange difference	(153,902)	(681,657)
Balance at end of period/year	$2,451,616	$3,531,953

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Current portion	$-	$-
Non-current portion	2,451,616	3,531,953
Withholding taxes receivable	$2,451,616	$3,531,953

During the six months ended June 30, 2022, the Company received a withholding tax refund of THB35,312,291 (approximately $1.0 million) in connection with the Company’s 2016 to 2017 withholding taxes refund applications (totaled THB56,107,574 or approximately $1.6 million). The Company wrote off approximately $0.6 million, representing the difference between the receivable recorded and amount of known refund from the Thai Revenue Department. The Company did not have any write offs during the six months ended June 30, 2021.

Out of prudence, based on amount written off for the receivable related to year 2013 to 2017, the Company recorded an allowance of approximately $0.09 million against its withholding taxes receivable for the six months ended June 30, 2022, and an allowance of approximately $0.1 million against its withholding taxes receivable for the six months ended June 30, 2021.